The Millicom Group - A.2.2. Material joint arrangements - Joint Operations - Colombia (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Property, Plant and Equipment	$ 2,847	$ 3,107	$ 2,989
Intangible Assets	6,908	7,785
Total assets	13,737	14,516
Total liabilities	10,163	$ 11,071
Total for all joint operations
Disclosure of joint ventures [line items]
Property, Plant and Equipment	116
Intangible Assets	115
Total assets	231
Spectrum payable	103
Total liabilities	103
Colombia Móvil S.A. E.S.P. | Total for all joint operations
Disclosure of joint ventures [line items]
Property, Plant and Equipment	89
Intangible Assets	217
Total assets	306
Spectrum payable	205
Total liabilities	$ 205